ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2021	2020
Casino	$321,808	$460,863
Hotel	907	1,011
Other	189	1,537

Sub-total	322,904	463,411
Less: allowances for credit losses (1)	(268,413)	(333,792)

	54,491	129,619
Non-current portion	—	—

Current portion	$54,491	$129,619

Note
(1)
As of December 31, 2021 and 2020, the allowances for credit losses of $14,989 and $16,517 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2021	2020	2019
Balance at beginning of year	$333,792	$258,019	$228,344
Provision for credit losses	6,426	131,845	32,888
Write-offs	(69,712)	(57,868)	(4,460)
Effect of exchange rate	(2,093)	1,796	1,247

Balance at end of year	$268,413	$333,792	$258,019